LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
LOANS RECEIVABLE, NET [Abstract]
LOANS RECEIVABLE, NET
6.	LOANS RECEIVABLE, NET

Loans receivable represents loans granted to commercial and consumer customers. The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customers’ prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan its collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:

	As of December 31,
	2021 $	2022 $

Commercial	107,357	45,405
Consumer	1,520,237	2,268,844
	1,627,594	2,314,249
Allowance for credit losses	(97,676)	(238,819)
	1,529,918	2,075,430

Transfers of loans receivable that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets. As of December 31, 2021 and 2022, nil and $39,001, respectively, of such loans receivable remained outstanding (see Note 12).

The following table is a summary of the delinquency status of the loans receivable by year of origination:

	As of December 31, 2021
	Year of origination
Commercial	2021 $	2020 $	2019 $	2018 $	2017 $	Prior $	Total $
Delinquency:
Current	18,642	66,088	10,332	3,744	1,985	1,127	101,918
Past due
- 1 to 30 days	11	143	277	102	96	–	629
- 31 to 60 days	36	1,187	2	–	73	–	1,298
- 61 to 90 days	11	215	155	38	11	–	430
- More than 90 days	71	616	1,685	627	38	45	3,082
	18,771	68,249	12,451	4,511	2,203	1,172	107,357

Consumer
Delinquency:
Current	1,414,709	1,091	6,501	4,551	2,098	96	1,429,046
Past due
- 1 to 30 days	28,758	418	263	265	76	32	29,812
- 31 to 60 days	17,632	105	1,017	1,290	475	85	20,604
- 61 to 90 days	11,956	38	183	100	8	1	12,286
- More than 90 days	27,008	1,158	58	122	88	55	28,489
	1,500,063	2,810	8,022	6,328	2,745	269	1,520,237

	As of December 31, 2022
	Year of origination
Commercial	2022 $	2021 $	2020 $	2019 $	2018 $	Prior $	Total $
Delinquency:
Current	918	6,159	30,778	4,134	1,282	923	44,194
Past due
- 1 to 30 days	10	37	117	148	13	–	325
- 31 to 60 days	–	–	38	249	32	–	319
- 61 to 90 days	–	22	–	1	42	2	67
- More than 90 days	–	64	105	212	79	40	500
	928	6,282	31,038	4,744	1,448	965	45,405

Consumer
Delinquency:
Current	2,050,721	641	807	2,790	1,702	786	2,057,447
Past due
- 1 to 30 days	70,761	206	143	97	66	14	71,287
- 31 to 60 days	49,493	341	96	490	560	190	51,170
- 61 to 90 days	44,065	581	18	16	22	–	44,702
- More than 90 days	26,308	16,718	913	146	39	114	44,238
	2,241,348	18,487	1,977	3,539	2,389	1,104	2,268,844

An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	Commercial $	Consumer $	Total $

Balance as of January 1, 2021	28,324	12,160	40,484
Provision for credit losses	7,343	107,722	115,065
Write-off of loans receivable	(27,311)	(29,497)	(56,808)
Exchange differences	(657)	(408)	(1,065)
Balance as of December 31, 2021	7,699	89,977	97,676
Provision for credit losses	(1,202)	494,815	493,613
Write-off of loans receivable	(4,772)	(331,401)	(336,173)
Exchange differences	(285)	(16,012)	(16,297)
Balance as of December 31, 2022	1,440	237,379	238,819